SUMMARY OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	$ 21
Property, plant and equipment at end of period	16	$ 21
Exploration Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	15
Property, plant and equipment at end of period	12	15
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	2
Property, plant and equipment at end of period	1	2
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	4
Property, plant and equipment at end of period	3	4
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	218	218
Property, plant and equipment at end of period		218
Gross carrying amount [member] | Exploration Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	67	67
Property, plant and equipment at end of period		67
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	15	15
Property, plant and equipment at end of period		15
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	136	136
Property, plant and equipment at end of period		136
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	197	190
Amortization	5	7
Property, plant and equipment at end of period	202	197
Accumulated depreciation and amortisation [member] | Exploration Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	52	48
Amortization	3	4
Property, plant and equipment at end of period	55	52
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	13	12
Amortization	1	1
Property, plant and equipment at end of period	14	13
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	132	130
Amortization	1	2
Property, plant and equipment at end of period	$ 133	$ 132